Commitment and Contingencies - Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024 (remaining)	$ 982
2024	3,987	$ 3,862
2025	3,695	3,964
2026	3,239	3,672
2027	3,294	3,235
2028	613	3,294
Total lease payments	15,810	18,643
Less: interest	(2,784)	(3,782)
Total operating lease liabilities	$ 13,026	$ 14,861	$ 4,599